UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
OPERATING ACTIVITIES
Net income	$ 110,614	$ 112,562
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	75,182	68,418
Movement in deferred tax liability	1,704	0
Release of deferred tax asset	3,944	3,464
Amortization of deferred charges	7,217	4,734
Drydocking expenditure	(4,060)	(12,403)
Foreign exchange losses	(416)	(255)
Interest element included in obligations under capital leases	(1,351)	191
Change in assets and liabilities, net of effects from purchase of subsidiaries:
Trade accounts receivable	3,578	(35,498)
Inventories	209	(799)
Prepaid expenses, accrued income and other assets	2,338	1,127
Amount due to/from related companies	(30,637)	8,138
Trade accounts payable	(1,089)	2,504
Accrued expenses	3,430	(4,457)
Restricted cash	(129)	0
Other current liabilities	18,075	6,209
Net cash provided by operating activities	188,609	153,935
INVESTING ACTIVITIES
Additions to vessels and equipment	0	(3,422)
Deposit made in connection with the Golar Tundra acquisition	(107,247)	0
Acquisition of subsidiaries, net of cash acquired	0	(5,971)
Restricted cash	0	2,611
Net cash used in investing activities	(107,247)	(6,782)
FINANCING ACTIVITIES
Repayment of debt, including debt due to a related parties	(745,528)	(434,081)
Proceeds from long-term debt	815,000	380,000
Dividend paid to non-controlling interest	(9,161)	(8,000)
Cash distributions paid	(114,594)	(114,366)
Financing costs paid	(13,523)	(4,564)
Restricted cash	15,650	(26,479)
Common units buy-back and cancellation	(495)	0
Net cash used in financing activities	(52,651)	(207,490)
Net increase/(decrease) in cash and cash equivalents	28,711	(60,337)
Cash and cash equivalents at beginning of period	40,686	98,998
Cash and cash equivalents at end of period	$ 69,397	$ 38,661